Property, plant and equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 49	$ 1,390	$ 5,205